Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accumulated other Comprehensive Loss [Abstract]
Loss on investments designated as FVTOCI	$ 22,887	$ 24,416
Share of loss in associate	2,173	2,233
Loss on currency translation adjustment	13,110	36,002
Accumulated other comprehensive loss	$ 38,170	$ 62,651